Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

June 25, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962) on behalf of Eaton Vance Large-Cap Value Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated May 1, 2018 as revised June 18, 2018. The purpose of the filing is to submit the 497(e) filing dated June 18, 2018 in XBRL for the Fund.

Please contact me at (617) 672-8509 if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President